Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share were calculated as follows:

	Three Months Ended September 30,
	2025			2024
	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total
Net income (loss)	$97,419	$(1,866)	$95,553	$(150,611)	$(136,987)	$(287,598)
Net income (loss) attributable to noncontrolling interests	4,470	—	4,470	624	(3,825)	(3,201)
Net income (loss) attributable to Registrant	92,949	(1,866)	91,083	(151,235)	(133,162)	(284,397)
Preferred stock dividends	2,015	—	2,015	2,015	—	2,015
Net income (loss) available to common shareholders	$90,934	$(1,866)	$89,068	$(153,250)	$(133,162)	$(286,412)
	Nine Months Ended September 30,
	2025			2024
	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total
Net income (loss)	$149,144	$70,841	$219,985	$(661,063)	$(108,270)	$(769,333)
Net loss attributable to noncontrolling interests	(594)	—	(594)	(397)	(1,770)	(2,167)
Net income (loss) attributable to Registrant	149,738	70,841	220,579	(660,666)	(106,500)	(767,166)
Preferred stock dividends	6,045	—	6,045	6,045	—	6,045
Net income (loss) available to common shareholders	$143,693	$70,841	$214,534	$(666,711)	$(106,500)	$(773,211)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Weighted average common shares outstanding:
Basic	30,597,066	30,499,931	30,541,169	30,281,324
Effect of dilutive potential common shares:
Restricted stock units and warrants	—	—	—	—
Diluted	30,597,066	30,499,931	30,541,169	30,281,324

Basic net income (loss) per common share:
Continuing operations	$2.97	$(5.02)	$4.70	$(22.01)
Discontinued operations	(0.06)	(4.37)	2.32	(3.52)
Basic income (loss) per common share	$2.91	$(9.39)	$7.02	$(25.53)
Diluted net income (loss) per common share:
Continuing operations	$2.97	$(5.02)	$4.70	$(22.01)
Discontinued operations	(0.06)	(4.37)	2.32	(3.52)
Diluted income (loss) per common share	$2.91	$(9.39)	$7.02	$(25.53)

Basic and diluted earnings per share were calculated as follows:

	Year Ended December 31, 2024
	Continuing Operations	Discontinued Operations	Total
Net (loss) income	$(922,409)	$147,470	$(774,939)
Net income (loss) attributable to noncontrolling interests and redeemable noncontrolling interests	(8,920)	(1,745)	(10,665)
Net (loss) income attributable to Registrant	(913,489)	149,215	(764,274)
Preferred stock dividends	8,060	—	8,060
Net (loss) income available to common shareholders	$(921,549)	$149,215	$(772,334)
	Year Ended December 31, 2023
	Continuing Operations	Discontinued Operations	Total
Net (loss) income	$(177,207)	$71,576	$(105,631)
Net (loss) income attributable to noncontrolling interests and redeemable noncontrolling interests	(10,779)	5,058	(5,721)
Net (loss) income attributable to Registrant	(166,428)	66,518	(99,910)
Preferred stock dividends	8,057	—	8,057
Net (loss) income available to common shareholders	$(174,485)	$66,518	$(107,967)
	Year Ended December 31,
	2024	2023
Weighted average common shares outstanding:
Basic	30,336,274	29,265,099
Effect of dilutive potential common shares:
RSUs and warrants	—	—
Contingently issuable shares	—	—
Diluted	30,336,274	29,265,099

Basic net (loss) income per common share:
Continuing operations	$(30.38)	$(5.96)
Discontinued operations	4.92	2.27
Basic loss per common share	$(25.46)	$(3.69)
Diluted net (loss) income per common share:
Continuing operations	$(30.38)	$(5.96)
Discontinued operations	4.92	2.27
Diluted loss per common share	$(25.46)	$(3.69)